CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Net (loss) income	$ (626,653)	$ 41,588
Other comprehensive income
Gains on investments, net of deferred income tax	22,485	20,613
Other comprehensive income	22,485	20,613
Total comprehensive (loss) income for the year	(604,168)	62,201
Other comprehensive income attributable to:
Shareholders of the Company	22,485	20,613
Non-controlling interests	0	0
Total comprehensive (loss) income attributable to:
Shareholders of the Company	(607,406)	30,710
Non-controlling interests	$ 3,238	$ 31,491